Compensation Plans	12 Months Ended
Dec. 31, 2011
Compensation Plans
Compensation Plans

(16) Compensation Plans

  Stock Based Compensation

        On May 11, 2006, the Company's stockholders approved the 2006 Performance Incentive Plan (the "2006 Incentive Plan"). The 2006 Incentive Plan provides for the granting of stock-based compensation, including stock options, restricted stock and performance restricted stock units to officers, employees and directors in connection with their employment with or services provided to the Company. On April 23, 2009, the Company's stockholders amended the 2006 Incentive Plan. As a result of the amendment, the maximum number of shares reserved for awards under the 2006 Incentive Plan, as amended, is 23.2 million shares. The maximum number of shares available for future awards under the 2006 Incentive Plan is 7.8 million shares at December 31, 2011, of which approximately 5.2 million shares may be issued as restricted stock and performance restricted stock units.

  Stock Options

        Stock options are generally granted with an exercise price equal to the fair market value of the underlying stock on the grant date. Stock options generally vest ratably over a four- to five-year period and have a 10-year contractual term. Vesting of certain options may accelerate, as defined in the grant, upon retirement, a change in control or other specified events.

        A summary of the stock option activity is presented in the following table (dollars and shares in thousands, except per share amounts):

	Shares Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2010	7,126	$27.69	6.7	$66,073
Granted	710	36.96
Exercised	(1,157)	26.61
Forfeited	(155)	33.32

Outstanding as of December 31, 2011	6,524	28.76	6.1	84,169

Exercisable as of December 31, 2011	3,239	28.60	4.7	42,309

        The following table summarizes additional information concerning outstanding and exercisable stock options at December 31, 2011 (shares in thousands):

				Currently Exercisable
			Weighted Average Remaining Contractual Term (Years)
Range of Exercise Price	Shares Under Options	Weighted Average Exercise Price		Shares Under Options	Weighted Average Exercise Price
$23.34 - $25.52	2,327	$23.81	6.1	1,032	$24.41
27.11 - 28.35	1,960	27.74	5.3	1,245	27.39
31.95 - 39.72	2,237	34.80	6.7	962	34.66

	6,524	28.76	6.1	3,239	28.60

        The following table summarizes additional information concerning unvested stock options at December 31, 2011 (shares in thousands):

	Shares Under Options	Weighted Average Grant Date Fair Value
Unvested at December 31, 2010	3,889	$3.24
Granted	710	5.97
Vested	(1,159)	3.10
Forfeited	(155)	5.54

Unvested at December 31, 2011	3,285	3.77

        The weighted average fair value per share at the date of grant for options awarded during the years ended December 31, 2011, 2010 and 2009 was $5.97, $5.17 and $2.23, respectively. The total vesting date intrinsic values of shares under options vested during the years ended December 31, 2011, 2010 and 2009 was $15.8 million, $10.7 million and $1.8 million, respectively. The total intrinsic value of vested shares under options at December 31, 2011 was $42.3 million.

        Proceeds received from options exercised under the 2006 Incentive Plan for the years ended December 31, 2011, 2010 and 2009 were $30.8 million, $6.3 million and $7.4 million, respectively. The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $13.4 million, $2.3 million and $4.9 million, respectively.

        The fair value of the stock options granted during the years ended December 31, 2011, 2010 and 2009 was estimated on the date of grant using a Black-Scholes option valuation model that uses the assumptions described below. The risk-free rate is based on the U.S. Treasury yield curve in effect at the grant date. The expected life (estimated period of time outstanding) of the stock options granted was estimated using the historical exercise behavior of employees and turnover rates. For stock options granted in 2011 and 2010, the expected volatility was based on the average of the Company's: (i) historical volatility of the adjusted closing prices of its common stock for a period equal to the stock option's expected life, ending on the grant date, calculated on a weekly basis and (ii) the implied volatility of traded options on its common stock for a period equal to 30 days ending on the grant date. For stock options granted prior to 2010, the expected volatility was based on the Company's historical volatility of the adjusted closing prices of its common stock for a period equal to the stock option's expected life, ending on the grant date and calculated on a weekly basis. The following table summarizes the Company's stock option valuation assumptions:

	2011	2010	2009
Risk-free rate	2.58%	2.77%	2.27%
Expected life (in years)	6.5	6.3	6.5
Expected volatility	31.8%	35.0%	26.0%
Expected dividend yield	6.1%	6.2%	7.3%

  Restricted Stock and Performance Restricted Stock Units

        Under the 2006 Incentive Plan, restricted stock and performance restricted stock units generally have a contractual life or vest over a three- to five-year period. The vesting of certain restricted shares and units may accelerate, as defined in the grant, upon retirement, a change in control and other events. When vested, each performance restricted stock unit is convertible into one share of common stock. The restricted stock and performance restricted stock units are valued on the grant date based on the closing market price of the Company's common stock on that date. Generally, the Company recognizes the fair value of the awards over the applicable vesting period as compensation expense. Upon any exercise or payment of restricted shares or units, the participant is required to pay the related tax withholding obligation. The 2006 Incentive Plan enables the participant to elect to have the Company reduce the number of shares to be delivered to pay the related tax withholding obligation. The value of the shares withheld is dependent on the closing market price of the Company's common stock on the date that the relevant transaction occurs. During 2011, 2010 and 2009, the Company withheld 136,000, 154,000 and 110,000 shares, respectively, to offset tax withholding obligations.

        The following table summarizes additional information concerning restricted stock and restricted stock units at December 31, 2011 (units and shares in thousands):

	Restricted Stock Units	Weighted Average Grant Date Fair Value	Restricted Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2010	1,026	$29.71	536	$28.08
Granted	764	37.22	—	N/A
Vested	(228)	29.46	(162)	28.91
Forfeited	(84)	34.51	(35)	27.61

Unvested at December 31, 2011	1,478	32.59	339	27.75

        At December 31, 2011, the weighted average remaining vesting period of restricted stock units and restricted stock was three years. The total fair values of restricted stock and restricted stock units which vested for the years ended December 31, 2011, 2010 and 2009 were $14.4 million, $12.5 million and $7.6 million, respectively.

        On August 14, 2006, the Company granted 219,000 restricted stock units to the Company's Chairman and Chief Executive Officer. The restricted stock units vest over a period of 10 years beginning in 2012. Additionally, as the Company pays dividends on its outstanding common stock, the original award will be credited with additional restricted stock units as dividend equivalents (in lieu of receiving a cash payment). Generally, the dividend equivalent restricted stock units will be subject to the same vesting and other conditions as applied to the grant. At December 31, 2011, the total number of restricted stock units under this arrangement was approximately 303,000.

        Total share-based compensation expense recognized during the years ended December 31, 2011, 2010 and 2009 was $20.2 million, $15.1 million and $14.6 million, respectively. As of December 31, 2011, there was $44.2 million of total unrecognized compensation cost, related to unvested share-based compensation arrangements granted under the Company's incentive plans, which is expected to be recognized over a weighted average period of three years.

  Employee Benefit Plan

        The Company maintains a 401(k) and profit sharing plan that allows for eligible participants to defer compensation, subject to certain limitations imposed by the Code. The Company provides a matching contribution of up to 4% of each participant's eligible compensation. During 2011, 2010 and 2009, the Company's matching contributions were approximately $0.8 million, $0.9 million and $0.7 million, respectively.